Quarterly Holdings Report
for
Fidelity® MSCI Communication Services Index ETF
October 31, 2022
T09-NPRT1-1222
1.9584819.108

Schedule of Investments October 31, 2022 (Unaudited)
Showing Percentage of Net Assets
Common Stocks – 97.8%
		Shares	Value
DIVERSIFIED TELECOMMUNICATION SERVICES – 14.3%
Alternative Carriers – 3.3%
Anterix, Inc. (a)		9,700	$ 371,995
Bandwidth, Inc. Class A (a)		17,175	203,867
Cogent Communications Holdings, Inc.		32,508	1,706,995
EchoStar Corp. Class A (a)		27,272	514,623
Globalstar, Inc. (a)		526,922	1,143,421
Iridium Communications, Inc. (a)		72,354	3,728,402
Liberty Global PLC Class A (a)		116,476	1,963,785
Liberty Global PLC Class C (a)		166,021	2,931,931
Liberty Latin America Ltd. Class A (a)		27,988	217,747
Liberty Latin America Ltd. Class C (a)		118,151	920,396
Lumen Technologies, Inc.		417,315	3,071,438
			16,774,600
Integrated Telecommunication Services – 11.0%
AT&T, Inc.		1,326,004	24,173,053
ATN International, Inc.		8,040	346,685
Consolidated Communications Holdings, Inc. (a)		54,894	283,802
Frontier Communications Parent, Inc. (a)		116,895	2,737,681
IDT Corp. Class B (a)		14,291	372,423
Radius Global Infrastructure, Inc. Class A (a)		57,687	539,373
Verizon Communications, Inc.		717,942	26,829,493
			55,282,510
TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES	72,057,110
ENTERTAINMENT – 24.0%
Interactive Home Entertainment – 6.5%
Activision Blizzard, Inc.		173,025	12,596,220
Electronic Arts, Inc.		69,866	8,800,322
Playstudios, Inc. (a)		60,859	274,474
ROBLOX Corp. Class A (a)		110,422	4,940,280
Skillz, Inc. (a)		176,342	181,632
Take-Two Interactive Software, Inc. (a)		48,142	5,703,864
			32,496,792
Movies & Entertainment – 17.5%
AMC Entertainment Holdings, Inc. Class A (a)		352,773	2,349,468
Cinemark Holdings, Inc. (a)		79,336	841,755
Endeavor Group Holdings, Inc. Class A (a)		62,358	1,361,899
IMAX Corp. (a)		34,399	437,899
Liberty Media Corp-Liberty Braves Class A (a)		6,895	219,882

		Shares	Value

Liberty Media Corp-Liberty Braves Class C (a)		30,429	$ 948,168
Liberty Media Corp-Liberty Formula One Class C (a)		72,254	4,171,223
Lions Gate Entertainment Corp. Class A (a)		42,441	342,074
Lions Gate Entertainment Corp. Class B (a)		88,619	672,618
Live Nation Entertainment, Inc. (a)		57,198	4,553,533
Madison Square Garden Entertainment Corp. (a)		18,010	883,030
Madison Square Garden Sports Corp. Class A		11,056	1,731,480
Netflix, Inc. (a)		89,227	26,043,577
Roku, Inc. (a)		43,257	2,402,494
The Marcus Corp.		16,137	242,701
The Walt Disney Co. (a)		288,345	30,720,276
Warner Bros Discovery, Inc. (a)		592,060	7,696,780
World Wrestling Entertainment, Inc. Class A		31,646	2,496,553
			88,115,410
TOTAL ENTERTAINMENT	120,612,202
INTERACTIVE MEDIA & SERVICES – 35.7%
Interactive Media & Services – 35.5%
Alphabet, Inc. Class A (a)		621,050	58,695,436
Alphabet, Inc. Class C (a)		555,779	52,610,040
Angi, Inc. (a)		52,290	112,424
Bumble, Inc. Class A (a)		52,133	1,324,178
Cargurus, Inc. (a)		63,689	927,312
Cars.com, Inc. (a)		48,314	670,598
Eventbrite, Inc. Class A (a)		58,519	384,470
EverQuote, Inc. Class A (a)		13,834	84,249
fuboTV, Inc. (a)		128,678	470,962
IAC, Inc. (a)		37,429	1,822,044
Match Group, Inc. (a)		77,815	3,361,608
MediaAlpha, Inc. Class A (a)		16,737	183,772
Meta Platforms, Inc. Class A (a)		405,949	37,818,209
Nextdoor Holdings, Inc. (a)		42,654	115,592
Pinterest, Inc. Class A (a)		184,229	4,532,034
QuinStreet, Inc. (a)		38,186	435,702
Snap, Inc. Class A (a)		339,101	3,360,491
TripAdvisor, Inc. (a)		74,247	1,753,714
TrueCar, Inc. (a)		59,558	107,204
Vimeo, Inc. (a)		109,074	414,481
Yelp, Inc. (a)		51,857	1,991,827
Ziff Davis, Inc. (a)		31,090	2,406,055
ZipRecruiter, Inc. Class A (a)		28,816	483,244
ZoomInfo Technologies, Inc. Class A (a)		93,603	4,168,142
			178,233,788

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Common Stocks – continued
		Shares	Value
INTERACTIVE MEDIA & SERVICES – continued
Internet & Direct Marketing Retail – 0.2%
Shutterstock, Inc.		18,563	$ 928,707
TOTAL INTERACTIVE MEDIA & SERVICES	179,162,495
LEISURE PRODUCTS – 0.0%
Leisure Products – 0.0%
Vinco Ventures, Inc. (a)		162,089	147,760
MEDIA – 18.6%
Advertising – 2.9%
AdTheorent Holding Co., Inc. (a)		15,837	33,574
Advantage Solutions, Inc. (a)		57,797	195,354
Boston Omaha Corp. Class A (a)		14,674	408,964
Cardlytics, Inc. (a)		24,969	235,458
Clear Channel Outdoor Holdings, Inc. (a)		243,483	348,181
Innovid Corp. (a)		43,786	163,760
Loyalty Ventures, Inc. (a)		15,411	18,185
Magnite, Inc. (a)		86,884	633,384
Omnicom Group, Inc.		72,706	5,289,361
PubMatic, Inc. Class A (a)		29,323	510,220
Stagwell, Inc. (a)		58,466	443,757
TechTarget, Inc. (a)		20,543	1,326,051
The Interpublic Group of Cos., Inc.		154,739	4,609,675
Thryv Holdings, Inc. (a)		15,035	307,616
			14,523,540
Broadcasting – 3.8%
AMC Networks, Inc. Class A (a)		20,705	466,070
Audacy, Inc. (a)		89,433	30,908
Fox Corp. Class A		122,706	3,542,522
Fox Corp. Class B		97,850	2,661,520
Gray Television, Inc.		58,039	821,252
iHeartMedia, Inc. Class A (a)		84,114	696,464
Nexstar Media Group, Inc. Class A		19,154	3,281,080
Paramount Global Class B		190,948	3,498,167
Sinclair Broadcast Group, Inc. Class A		32,626	581,069
TEGNA, Inc.		143,731	3,001,103
The E.W. Scripps Co. Class A (a)		39,168	555,794
			19,135,949
Cable & Satellite – 10.2%
Altice USA, Inc. Class A (a)		158,266	1,046,138
Cable One, Inc.		2,653	2,280,068
Charter Communications, Inc. Class A (a)		27,832	10,231,600
Comcast Corp. Class A		707,267	22,448,655
DISH Network Corp. Class A (a)		134,098	1,999,401
Liberty Broadband Corp. Class C (a)		45,120	3,809,482
Liberty Media Corp-Liberty SiriusXM Class A (a)		54,279	2,303,601

		Shares	Value

Liberty Media Corp-Liberty SiriusXM Class C (a)		86,227	$ 3,637,917
Sirius XM Holdings, Inc.		526,829	3,182,047
WideOpenWest, Inc. (a)		38,554	528,575
			51,467,484
Publishing – 1.7%
Gannett Co., Inc. (a)		101,918	147,781
John Wiley & Sons, Inc. Class A		33,215	1,401,341
News Corp. Class A		198,825	3,354,178
Scholastic Corp.		21,581	823,099
The New York Times Co. Class A		88,919	2,575,094
			8,301,493
TOTAL MEDIA	93,428,466
SOFTWARE – 0.6%
Application Software – 0.6%
The Trade Desk, Inc. Class A (a)		59,946	3,191,525
WIRELESS TELECOMMUNICATION SERVICES – 4.6%
Wireless Telecommunication Services – 4.6%
Gogo, Inc. (a)		29,276	416,305
Shenandoah Telecommunications Co.		36,314	822,875
Telephone & Data Systems, Inc.		77,513	1,317,721
T-Mobile US, Inc. (a)		131,136	19,874,972
United States Cellular Corp. (a)		13,140	409,574
TOTAL WIRELESS TELECOMMUNICATION SERVICES	22,841,447
TOTAL COMMON STOCKS (Cost $671,584,948)			491,441,005

Preferred Stock – 0.1%
		Principal Amount
COMMUNICATION SERVICES – 0.1%
Entertainment – 0.1%
AMC Entertainment Holdings, Inc. 0.000% (a)		$ 243,214	498,589
TOTAL PREFERRED STOCKS (Cost $2,255,387)	498,589

3	Quarterly Report

Schedule of Investments (Unaudited)–continued
Money Market Fund – 0.3%
		Shares	Value
State Street Institutional Treasury Plus Money Market Fund, Trust Class, 3.64% (b) (Cost $1,230,000)		1,230,000	1,230,000
TOTAL INVESTMENT IN SECURITIES – 98.2% (Cost $675,070,335)	493,169,594
NET OTHER ASSETS (LIABILITIES) (c) – 1.8%	9,223,861
NET ASSETS – 100.0%	$ 502,393,455

Legend
(a)	Non-income producing.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.
(c)	Includes $828,800 of cash collateral to cover margin requirements for futures contracts.

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	149	December 2022	9,435,425	$ (27,377)	$ (27,377)
CME E-mini S&P Communication Service Select Sector Index Contracts (United States)	4	December 2022	975,840	(216)	(216)
Total Equity Index Contracts					$ (27,593)
The notional amount of futures purchased as a percentage of Net Assets is 2.1%
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund’s investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund’s fair valuation practices and maintains the fair valuation policies and procedures. The Fund’s investment adviser reports to the Board information regarding the fair valuation process and related material matters.
The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:
Level 1 – unadjusted quoted prices in active markets for identical investments
Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 – unobservable inputs (including the Fund’s own assumptions based on the best information available)
Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise,
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comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.
Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund’s NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board’s fair value pricing policies and is categorized as Level 2 in the hierarchy.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.
Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.
The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.
The Fund's use of derivatives increased or decreased its exposure to the following risk(s):
Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.
Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.
Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.
The Fund used futures contracts to manage its exposure to the stock market.
Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.
For additional information on the Fund’s significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.
5	Quarterly Report

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and annual report.
Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.
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7	Quarterly Report